Intangible assets, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2015 CNY (¥)
Finite-Lived Intangible Assets [Line Items]
Goss carrying amount			¥ 106,717		¥ 562,970
Less: accumulated amortization			¥ (9,212)		(78,287)
Less: accumulated impairment loss					(8,162)
Intangible assets, net	$ 73,562		¥ 97,505		476,521
Estimated amortization expenses
2016					195,643
2017					160,273
2018					113,457
After 2018					7,148
Amortization expense	10,663	¥ 69,075	¥ 6,071	¥ 1,990
Impairment loss	$ 1,260	¥ 8,162
Game Licenses [Member]
Finite-Lived Intangible Assets [Line Items]
Goss carrying amount			¥ 102,038		492,133
Game Licenses [Member] | Weighted Average [Member]
Estimated amortization expenses
Amortization period	2 years 9 months 18 days	2 years 9 months 18 days	2 years 7 months 6 days
Software Licenses [Member]
Finite-Lived Intangible Assets [Line Items]
Goss carrying amount			¥ 1,639		45,262
Software Licenses [Member] | Weighted Average [Member]
Estimated amortization expenses
Amortization period	3 years	3 years	3 years
Game engine [Member]
Finite-Lived Intangible Assets [Line Items]
Goss carrying amount					15,905
Game engine [Member] | Weighted Average [Member]
Estimated amortization expenses
Amortization period	3 years	3 years
Capitalized Costs for Internally Generated Software [Member]
Finite-Lived Intangible Assets [Line Items]
Goss carrying amount			¥ 3,040		¥ 9,670
Capitalized Costs for Internally Generated Software [Member] | Weighted Average [Member]
Estimated amortization expenses
Amortization period	1 year 6 months	1 year 6 months	1 year 6 months